Schedule of movement in allowance for credit losses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Beginning of the year
Charge for the year	1	1
End of the year	$ 1	$ 1